Offerings	Sep. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares not subject to outstanding awards
Amount Registered | shares	992,922
Proposed Maximum Offering Price per Unit	1.21
Maximum Aggregate Offering Price	$ 1,201,435.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 165.92
Offering Note	Represents common shares, no par value, of SOL Strategies Inc. (the "Company") to be issued pursuant to future awards under the Company's Amended and Restated Omnibus Equity Incentive Plan (the "Plan"). Calculated in accordance with Rule 457(c) and (h) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), based on the average of the high and low prices for the common shares reported on the Nasdaq Global Select Market on August 31, 2026, which was $1.21 per share. Pursuant to Rule 416(a) under the U.S. Securities Act, this registration statement also covers an indeterminate number of additional common shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions, as provided in the Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares subject to outstanding options
Amount Registered | shares	2,915,323
Proposed Maximum Offering Price per Unit	1.78
Maximum Aggregate Offering Price	$ 5,189,274.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 716.64
Offering Note	Represents common shares of the Company that may be issued upon the exercise of outstanding options granted under the Plan. Based on weighted average exercise price of CAD$2.47 of options granted under the Plan outstanding as of August 31, 2026. On August 31, 2026, the Bank of Canada average daily rate of exchange was $1.00 = CAD$1.3866. Pursuant to Rule 416(a) under the U.S. Securities Act, this registration statement also covers an indeterminate number of additional common shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions, as provided in the Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	52,064
Proposed Maximum Offering Price per Unit	1.21
Maximum Aggregate Offering Price	$ 62,997.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 8.70
Offering Note	Represents 52,064 common shares of the Company that may be deemed to be "restricted securities" and/or "control securities" under the U.S. Securities Act and the rules and regulations promulgated thereunder that were issued, or are issuable, as applicable, to the Selling Shareholders identified in this registration statement on Form S-8 (the "Re-Sale Shares"). The proposed maximum price per Re-Sale Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the U.S. Securities Act based on the average of the high and low prices for the common shares reported on the Nasdaq Global Select Market on August 31, 2026, which was $1.21 per share. Pursuant to Rule 416(a) under the U.S. Securities Act, this registration statement also covers an indeterminate number of additional common shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions, as provided in the Plan.